Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Compensation
We have generally followed a practice of granting all equity awards to our officers on a single date each year. We do not have any program, plan or practice to time annual equity awards to our executives in coordination with the release of material non-public information. In 2024 and consistent with prior years, annual equity awards were made to the NEOs in January and are planned to be made in January on an on-going basis. This enables the Compensation Committee to review total compensation holistically at one time and adjust the levels of various compensation elements and compensation mix deemed as necessary for each individual.

Award Timing Method	We have generally followed a practice of granting all equity awards to our officers on a single date each year.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	We do not have any program, plan or practice to time annual equity awards to our executives in coordination with the release of material non-public information.